Other Equity Instruments - Summary of Coupon Details - Summary of Perpetual Contingent Convertible (Parenthetical) (Detail) € in Millions	Dec. 31, 2023 EUR (€)
Disclosure of other equity instruments [line items]
Principal amount	€ 950
Aegon Ltd. [member]
Disclosure of other equity instruments [line items]
Principal amount	950
EUR 500 million [member] | Perpetual contingent convertible securities [member]
Disclosure of other equity instruments [line items]
Principal amount	500
EUR 500 million [member] | Aegon Ltd. [member] | Perpetual contingent convertible securities [member]
Disclosure of other equity instruments [line items]
Principal amount	€ 500